UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interest	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Beginning balance at Jun. 30, 2021	$ 67,743,242	$ 4,158	$ 120,662,386		$ (916,202)	$ 3,672,768	$ 702,981	$ (3,530,926)	$ (25,483,275)	$ (32,622,808)	$ 5,254,160	$ 22,547,062	$ 90,290,304
Share-based incentives	873,409		20,205			853,204							873,409
Changes in non-controlling interests	(255,893)			$ (255,893)								(724,429)	(980,322)
(Loss) profit for the period	4,301,230								4,301,230			3,302,492	7,603,722
Other comprehensive income (loss)	11,494,831									13,756,640	(2,261,809)	2,127,657	13,622,488
Ending balance at Dec. 31, 2021	84,156,819	4,158	120,682,591	(255,893)	(916,202)	4,525,972	702,981	(3,530,926)	(21,182,045)	(18,866,168)	2,992,351	27,252,782	111,409,601
Beginning balance at Jun. 30, 2022	127,358,573	4,637	158,819,506	(255,893)	(916,202)	3,767,925	175,745	(3,530,926)	(32,682,893)	969,402	1,007,272	30,940,275	158,298,848
Share-based incentives	2,573,244	5	631,778		135,361	1,806,100							2,573,244
Business combination	154,979,344	1,640	153,357,564			1,620,140							154,979,344
Capitalization of convertible notes	12,211,638	153	12,211,485										12,211,638
Issuance of convertible notes	9,109,516						9,109,516						9,109,516
Distribution of dividends by subsidiary												(452,129)	(452,129)
Purchase of own shares	(26,206,394)							(26,206,394)					(26,206,394)
(Loss) profit for the period	(7,658,449)								(7,658,449)			3,144,170	(4,514,279)
Other comprehensive income (loss)	280,605									280,605		336,302	616,907
Ending balance at Dec. 31, 2022	$ 272,648,077	$ 6,435	$ 325,020,333	$ (255,893)	$ (780,841)	$ 7,194,165	$ 9,285,261	$ (29,737,320)	$ (40,341,342)	$ 1,250,007	$ 1,007,272	$ 33,968,618	$ 306,616,695